Risks and Uncertainties (Details)	12 Months Ended
	Mar. 31, 2026 HKD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024	Mar. 31, 2026 USD ($)
Risks and Uncertainties [Line Items]
Compensation	$ 500,000			$ 63,776
Cash balance	8,633,257	$ 20,396,353		$ 1,101,181
Financial institutions insured (in Dollars)	$ 500,000
Customer Concentration Risk [Member] | Customer One [Member] | Revenue Benchmark [Member]
Risks and Uncertainties [Line Items]
Concentration risk percentage	33.80%	61.50%	69.30%
Customer Concentration Risk [Member] | Customer One [Member] | Accounts Receivable [Member]
Risks and Uncertainties [Line Items]
Concentration risk percentage	35.90%	64.50%
Customer Concentration Risk [Member] | Customer Two [Member] | Revenue Benchmark [Member]
Risks and Uncertainties [Line Items]
Concentration risk percentage	30.40%	23.50%	10.40%
Customer Concentration Risk [Member] | Customer Two [Member] | Accounts Receivable [Member]
Risks and Uncertainties [Line Items]
Concentration risk percentage	23.40%	12.30%
Contract Assets Concentrations [Member] | Customer One [Member] | Accounts Receivable [Member]
Risks and Uncertainties [Line Items]
Concentration risk percentage	100.00%	100.00%
Contract Assets Concentrations [Member] | Customer One [Member] | Contract Assets [Member]
Risks and Uncertainties [Line Items]
Concentration risk percentage	57.50%	51.60%
Contract Assets Concentrations [Member] | Customer Two [Member] | Contract Assets [Member]
Risks and Uncertainties [Line Items]
Concentration risk percentage	16.50%	44.90%
Subcontractors Concentrations [Member] | Subcontractors [Member] | Purchases [Member]
Risks and Uncertainties [Line Items]
Concentration risk percentage		19.20%	19.60%
Subcontractors Concentrations [Member] | Subcontractors One [Member] | Purchases [Member]
Risks and Uncertainties [Line Items]
Concentration risk percentage	15.90%
Subcontractors Concentrations [Member] | Subcontractors One [Member] | Accounts Payable [Member]
Risks and Uncertainties [Line Items]
Concentration risk percentage	59.10%	19.80%
Subcontractors Concentrations [Member] | Subcontractors Two [Member] | Purchases [Member]
Risks and Uncertainties [Line Items]
Concentration risk percentage	15.00%
Subcontractors Concentrations [Member] | Subcontractors Two [Member] | Accounts Payable [Member]
Risks and Uncertainties [Line Items]
Concentration risk percentage	22.40%	13.70%
Subcontractors Concentrations [Member] | Subcontractors Three [Member] | Purchases [Member]
Risks and Uncertainties [Line Items]
Concentration risk percentage	12.40%